Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018
Net income (loss)	$ (22,575,000)	$ (3,630,000)	$ 17,558,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		3,503,000
Deferred income taxes		(1,156,000)
Amortization of deferred financing costs		496,000
Write off deferred debt issuance costs
Prepayment penalty on early extinguishment of debt	13,000,000
Amortization of debt premium
Amortization of intangible assets	700,000	4,871,000	1,900,000
Stock-based compensation expense
(Gain) on the sale of property, plant and equipment		(305,000)
Net changes in operating assets and liabilities (net of acquisitions):
Trade receivables, net		4,648,000
Inventory		172,000
Prepaid expenses and other current assets		(2,585,000)
Income taxes payable, net		(210,000)
Accounts payable		(9,107,000)
Accrued payroll, accrued expenses and other current liabilities		(9,646,000)
Net cash (used in) provided by operating activities		(12,949,000)
Cash flows from investing activities:
Purchases of property, plant and equipment		(11,243,000)
Proceeds from sale of property, plant and equipment		598,000
Cash withdrawn from Industrea trust account		238,474,000
Acquisition of net assets, net of cash acquired		(445,386,000)
Net cash (used in) investing activities		(217,557,000)
Cash flows from financing activities:
Proceeds on long term debt		357,000,000
Proceeds on revolving loan		17,267,000
Payments on revolving loan
Redemptions of common shares		(231,415,000)
Payment of debt issuance costs		(20,863,000)
Payments on capital lease obligations		(14,000)
Issuance of preferred shares		25,000,000
Payments for underwriting fees		(8,050,000)
Issuance of common shares		96,900,000
Net cash provided by (used in) financing activities		235,825,000
Effect of foreign currency exchange rate on cash		(556,000)
Net increase (decrease) in cash		4,763,000
Beginning of period	8,621,279	3,612	6,925,042
End of period	3,612	4,767,000
Supplemental cash flow information:
Cash paid for interest		849,000
Cash (refunded) for income taxes		(83,000)
Fair value of rollover equity for Business Combination		164,908,000
Equipment purchases included in accrued expenses		1,415,000
Predecessor [Member] (Deprecated 2019-01-31)
Net income (loss)	(22,575,000)		17,558,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,060,000		4,048,000
Deferred income taxes	(4,355,000)		(13,757,000)
Amortization of deferred financing costs	152,000		405,000
Write off deferred debt issuance costs	3,390,000
Prepayment penalty on early extinguishment of debt	13,004,000
Amortization of debt premium	(11,000)		4,000
Amortization of intangible assets	653,000		1,902,000
Stock-based compensation expense	27,000		94,000
(Gain) on the sale of property, plant and equipment	(166,000)		(401,000)
Net changes in operating assets and liabilities (net of acquisitions):
Trade receivables, net	485,000		3,608,000
Inventory	(294,000)		(445,000)
Prepaid expenses and other current assets	(1,283,000)		(2,358,000)
Income taxes payable, net	203,000		226,000
Accounts payable	(654,000)		(2,752,000)
Accrued payroll, accrued expenses and other current liabilities	17,280,000		(524,000)
Net cash (used in) provided by operating activities	7,916,000		7,608,000
Cash flows from investing activities:
Purchases of property, plant and equipment	(503,000)		(7,460,000)
Proceeds from sale of property, plant and equipment	364,000		487,000
Cash withdrawn from Industrea trust account
Acquisition of net assets, net of cash acquired
Net cash (used in) investing activities	(139,000)		(6,973,000)
Cash flows from financing activities:
Proceeds on long term debt
Proceeds on revolving loan	4,693,000		52,343,000
Payments on revolving loan	(20,056,000)		(55,068,000)
Redemptions of common shares
Payment of debt issuance costs
Payments on capital lease obligations	(7,000)		(42,000)
Issuance of preferred shares
Payments for underwriting fees
Issuance of common shares
Net cash provided by (used in) financing activities	(15,370,000)		(2,767,000)
Effect of foreign currency exchange rate on cash	(70,000)		2,927,000
Net increase (decrease) in cash	(7,663,000)		795,000
Beginning of period	8,621,000	$ 958,000	6,925,000
End of period	958,000		7,720,000
Supplemental cash flow information:
Cash paid for interest	201,000		726,000
Cash (refunded) for income taxes			(553,000)
Fair value of rollover equity for Business Combination
Equipment purchases included in accrued expenses			$ 479,000